Fair Value Measurements (Reconciliation of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]		Other Comprehensive Income (Loss), Net of Tax
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Liability, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]		Other Comprehensive Income (Loss), Net of Tax
Fair Value, Measurements, Recurring | Level 3 | Loans Held-for-Sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		¥ 96,566	¥ 173,849	¥ 0
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(1,778)	566	18
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(543)	18,937	1,095
Gains or losses (realized/ unrealized), asset, total		(2,321)	19,503	1,113
Purchases, asset	[3]	633	4,467	2,457
Sales, asset		0	(66,078)	(5,776)
Settlements, asset	[4]	(27,084)	(35,175)	0
Transfers in and/or out of Level 3 (net), asset		0	0	176,055
Ending Balance, asset		67,794	96,566	173,849
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(708)	0	18
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(543)	18,937	1,095
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		319,297	243,602	141,060
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	1,336	13,906	3,788
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(1,437)	17,117	1,238
Gains or losses (realized/ unrealized), asset, total		(101)	31,023	5,026
Purchases, asset	[3]	99,785	68,295	116,175
Sales, asset		(56,749)	(15,041)	(9,100)
Settlements, asset	[4]	(144,578)	(15,400)	(9,559)
Transfers in and/or out of Level 3 (net), asset		0	6,818	0
Ending Balance, asset		217,654	319,297	243,602
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	370	12,918	3,458
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(463)	18,018	1,713
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale debt securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		10,922	3,331	3,053
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(107)	(75)	0
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	82	866	278
Gains or losses (realized/ unrealized), asset, total		(25)	791	278
Purchases, asset	[3]	0	0	0
Sales, asset		0	0	0
Settlements, asset	[4]	(19)	(18)	0
Transfers in and/or out of Level 3 (net), asset		0	6,818	0
Ending Balance, asset		10,878	10,922	3,331
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(107)	(75)	0
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	82	809	278
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale debt securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		5,586	4,737	697
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	235	974	89
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(17)	1	(1)
Gains or losses (realized/ unrealized), asset, total		218	975	88
Purchases, asset	[3]	300	14	5,922
Sales, asset		(1,712)	0	(1,554)
Settlements, asset	[4]	(140)	(140)	(416)
Transfers in and/or out of Level 3 (net), asset		0	0	0
Ending Balance, asset		4,252	5,586	4,737
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(73)	608	(16)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(17)	1	0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale debt securities | CMBS and RMBS in the Americas
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		7,165	0
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	0	0
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(83)	286
Gains or losses (realized/ unrealized), asset, total		(83)	286
Purchases, asset	[3]	0	6,879
Sales, asset		0	0
Settlements, asset	[4]	0	0
Transfers in and/or out of Level 3 (net), asset		0	0
Ending Balance, asset		7,082	7,165	0
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0	0
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(83)	282
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale debt securities | Other asset-backed securities and debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		295,624	235,534	137,310
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	1,208	13,007	3,699
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(1,419)	15,964	961
Gains or losses (realized/ unrealized), asset, total		(211)	28,971	4,660
Purchases, asset	[3]	99,485	61,402	110,253
Sales, asset		(55,037)	(15,041)	(7,546)
Settlements, asset	[4]	(144,419)	(15,242)	(9,143)
Transfers in and/or out of Level 3 (net), asset		0	0	0
Ending Balance, asset		195,442	295,624	235,534
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	550	12,385	3,474
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(445)	16,926	1,435
Fair Value, Measurements, Recurring | Level 3 | Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		162,857	143,074	112,972
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(8,129)	(841)	22,823
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(2,089)	18,617	9,647
Gains or losses (realized/ unrealized), asset, total		(10,218)	17,776	32,470
Purchases, asset	[3]	20,113	4,675	7,191
Sales, asset		(656)	(495)	(7,223)
Settlements, asset	[4]	(9,886)	(2,173)	(2,336)
Transfers in and/or out of Level 3 (net), asset		0	0	0
Ending Balance, asset		162,210	162,857	143,074
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(8,163)	(1,097)	22,113
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(2,099)	18,617	9,514
Fair Value, Measurements, Recurring | Level 3 | Equity securities | Investment funds, and others
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		162,857	143,074	112,972
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(8,129)	(841)	22,823
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(2,089)	18,617	9,647
Gains or losses (realized/ unrealized), asset, total		(10,218)	17,776	32,470
Purchases, asset	[3]	20,113	4,675	7,191
Sales, asset		(656)	(495)	(7,223)
Settlements, asset	[4]	(9,886)	(2,173)	(2,336)
Transfers in and/or out of Level 3 (net), asset		0	0	0
Ending Balance, asset		162,210	162,857	143,074
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(8,163)	(1,097)	22,113
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(2,099)	18,617	9,514
Fair Value, Measurements, Recurring | Level 3 | Derivative assets and liabilities (net)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		2,284	(7,824)	(3,772)
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	5,480	10,595	(2,845)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	401	(487)	(1,207)
Gains or losses (realized/ unrealized), asset, total		5,881	10,108	(4,052)
Purchases, asset	[3]	0	0	0
Sales, asset		0	0	0
Settlements, asset	[4]	0	0	0
Transfers in and/or out of Level 3 (net), asset		0	0	0
Ending Balance, asset		8,165	2,284	(7,824)
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	5,480	10,595	(2,845)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	401	(487)	(1,207)
Fair Value, Measurements, Recurring | Level 3 | Derivative assets and liabilities (net) | Options held/written and other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		2,284	(7,824)	(3,772)
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	5,480	10,595	(2,845)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	401	(487)	(1,207)
Gains or losses (realized/ unrealized), asset, total		5,881	10,108	(4,052)
Purchases, asset	[3]	0	0	0
Sales, asset		0	0	0
Settlements, asset	[4]	0	0	0
Transfers in and/or out of Level 3 (net), asset		0	0	0
Ending Balance, asset		8,165	2,284	(7,824)
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	5,480	10,595	(2,845)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	401	(487)	(1,207)
Fair Value, Measurements, Recurring | Level 3 | Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		2,786	4,676	5,214
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(1,027)	(2,711)	(1,286)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	0	0	0
Gains or losses (realized/ unrealized), asset, total		(1,027)	(2,711)	(1,286)
Purchases, asset	[3]	916	971	1,153
Sales, asset		0	0	0
Settlements, asset	[4]	(89)	(150)	(405)
Transfers in and/or out of Level 3 (net), asset		0	0	0
Ending Balance, asset		2,586	2,786	4,676
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(1,027)	(2,711)	(1,286)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	0	0	0
Fair Value, Measurements, Recurring | Level 3 | Other assets | Reinsurance recoverables
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset	[5]	2,786	4,676	5,214
Gains or losses (realized/ unrealized), included in earnings, asset	[1],[5]	(1,027)	(2,711)	(1,286)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2],[5]	0	0	0
Gains or losses (realized/ unrealized), asset, total	[5]	(1,027)	(2,711)	(1,286)
Purchases, asset	[3],[5]	916	971	1,153
Sales, asset	[5]	0	0	0
Settlements, asset	[4],[5]	(89)	(150)	(405)
Transfers in and/or out of Level 3 (net), asset	[5]	0	0	0
Ending Balance, asset	[5]	2,586	2,786	4,676
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[5]	(1,027)	(2,711)	(1,286)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2],[5]	0	0	0
Fair Value, Measurements, Recurring | Level 3 | Policy liabilities and policy account balances
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability		167,207	163,734	198,905
Gains or losses (realized/ unrealized), included in earnings, liability	[1]	7,292	(30,205)	6,343
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2]	(48)	(265)	74
Gains or losses (realized/ unrealized), liability, total		7,244	(30,470)	6,417
Purchases, liability	[3]	0	0	0
Sales, liability		0	0	0
Settlements, liability	[4]	(23,706)	(26,997)	(28,754)	[6]
Transfers in and/or out of Level 3 (net), liability		0	0	0
Ending Balance, liability		136,257	167,207	163,734
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	7,292	(30,205)	6,343
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(48)	(265)	74
Fair Value, Measurements, Recurring | Level 3 | Policy liabilities and policy account balances | Variable annuity and variable life insurance contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability	[6]	167,207	163,734	198,905
Gains or losses (realized/ unrealized), included in earnings, liability	[1],[6]	7,292	(30,205)	6,343
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2],[6]	(48)	(265)	74
Gains or losses (realized/ unrealized), liability, total	[6]	7,244	(30,470)	6,417
Purchases, liability	[3],[6]	0	0	0
Sales, liability	[6]	0	0	0
Settlements, liability	[4],[6]	(23,706)	(26,997)	(28,754)
Transfers in and/or out of Level 3 (net), liability	[6]	0	0	0
Ending Balance, liability	[6]	136,257	167,207	163,734
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[6]	7,292	(30,205)	6,343
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2],[6]	(48)	(265)	74
Fair Value, Measurements, Recurring | Level 3 | Accounts Payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability		14,136	12,576
Gains or losses (realized/ unrealized), included in earnings, liability	[1]	(1,235)	(47)
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2]	112	(1,513)
Gains or losses (realized/ unrealized), liability, total		(1,123)	(1,560)
Purchases, liability	[3]	0	0
Sales, liability		0	0
Settlements, liability	[4]	0	0
Transfers in and/or out of Level 3 (net), liability		0	0
Ending Balance, liability		15,259	14,136	12,576
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(1,235)	(47)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	112	(1,513)
Fair Value, Measurements, Recurring | Level 3 | Accounts Payable | Contingent Consideration
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability		14,136	12,576
Gains or losses (realized/ unrealized), included in earnings, liability	[1]	(1,235)	(47)
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2]	112	(1,513)
Gains or losses (realized/ unrealized), liability, total		(1,123)	(1,560)
Purchases, liability	[3]	0	0
Sales, liability		0	0
Settlements, liability	[4]	0	0
Transfers in and/or out of Level 3 (net), liability		0	0
Ending Balance, liability		15,259	14,136	¥ 12,576
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(1,235)	(47)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	¥ 112	¥ (1,513)

[1]	Principally, gains and losses from available-for-sale debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and loans held for sale, derivative assets and liabilities (net), and accounts payable are included in “Other (income) and expense” respectively. Additionally, for available-for-sale debt securities, amortization of interest recognized in finance revenues is included in these columns.
[2]	Unrealized gains and losses from loans held for sale are included in “Net change of foreign currency translation adjustments”, unrealized gains and losses from available-for-sale debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”, unrealized gains and losses from accounts payable are included in “Net change of foreign currency translation adjustments”.
[3]	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
[4]	Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.
[5]	“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”
[6]	“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events. For the information about policy account balances for variable annuity and variable life insurance contracts and market risk benefits as of and for the fiscal year ended March 31, 2024 and 2025, see Note 24 “Long-Duration Insurance Contracts Relating to Life Insurance Operations.”